Trading revenues (Tables)	12 Months Ended
Dec. 31, 2021
Trading revenues
in	2021	2020	2019
Trading revenues (CHF million)
Interest rate products	1,286	(1)	96
Foreign exchange products	1,585	2,473	668
Equity/index-related products	1,390	422	1,071
Credit products	(1,826)	192	(513)
Commodity and energy products	(12)	132	144
Other products	8	77	273
Trading revenues	2,431	3,295	1,739
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Bank
Trading revenues
in	2021	2020	2019
Trading revenues (CHF million)
Interest rate products	1,257	(91)	67
Foreign exchange products	1,580	2,482	656
Equity/index-related products	1,365	387	1,146
Credit products	(1,826)	192	(513)
Commodity and energy products	(12)	132	144
Other products	7	76	273
Trading revenues	2,371	3,178	1,773
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.